Financial Instruments - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Detail) - Liquidity risk [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies	50.20%	64.30%
0-1 year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	$ 5,646
Loans from banks	6,605
IFRS 16 lease obligations	89
Derivative financial liabilities	1,621
Second 12 months
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	4,981
Loans from banks	1,310
IFRS 16 lease obligations	53
Derivative financial liabilities	1,472
Third 12 months
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	45,553
Loans from banks	558
IFRS 16 lease obligations	38
Derivative financial liabilities	(3,700)
Fourth 12 months
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	2,746
Loans from banks	2,825
IFRS 16 lease obligations	31
Derivative financial liabilities	1,185
Fifth 12 months
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	4,306
Loans from banks	3,772
IFRS 16 lease obligations	24
Derivative financial liabilities	2,546
Later than 5 years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	191,771
Loans from banks	5,640
Derivative financial liabilities	$ (10,457)